Tax Matters - Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Provision for taxes on income	$ 4,306	$ 2,221	$ 3,621
United States
Income Taxes [Line Items]
Current federal income taxes	142	(941)	1,162
Current state and local income taxes	(106)	(54)	177
Deferred federal income taxes	2,124	869	380
Deferred state and local income taxes	(33)	(339)	(232)
Total U.S. tax provision/(benefit)	2,127	(465)	1,487
International
Income Taxes [Line Items]
Current income taxes	2,544	2,430	2,046
Deferred income taxes	(365)	256	88
Total international tax provision	$ 2,179	$ 2,686	$ 2,134